Income Taxes (Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Taxes computed at federal statutory rate	$ 5,299	$ 6,934	$ 7,242
State and local income taxes - net of federal income tax benefit	509	416	483
Enactment of the Tax Cuts and Jobs Act	(20,271)	0	0
Mexico restructuring	0	(471)	0
Other - net	(245)	(400)	(720)
Total	$ (14,708)	$ 6,479	$ 7,005
Effective Tax Rate	(97.20%)	32.70%	33.90%
Statutory federal income tax rate	35.00%	35.00%	35.00%